American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
July 31, 2020

Growth - Schedule of Investments
JULY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.0%
Aerospace and Defense — 1.4%
Lockheed Martin Corp.	383,522	145,343,332
Auto Components — 1.0%
Aptiv plc	1,356,325	105,454,269
Biotechnology — 3.5%
Amgen, Inc.	826,339	202,180,363
CRISPR Therapeutics AG(1)	406,116	34,706,673
Vertex Pharmaceuticals, Inc.(1)	503,344	136,909,568
		373,796,604
Building Products — 1.1%
Masco Corp.	1,917,985	109,632,023
Trex Co., Inc.(1)	81,444	11,347,592
		120,979,615
Capital Markets — 1.3%
S&P Global, Inc.	379,882	133,053,671
Electrical Equipment — 1.0%
Ballard Power Systems, Inc.(1)(2)	735,487	10,458,625
Rockwell Automation, Inc.	418,825	91,362,486
		101,821,111
Electronic Equipment, Instruments and Components — 1.7%
CDW Corp.	524,812	61,009,395
Cognex Corp.	648,228	43,347,006
Keysight Technologies, Inc.(1)	755,464	75,463,299
		179,819,700
Entertainment — 1.8%
Liberty Media Corp.-Liberty Formula One, Class C(1)	1,115,449	39,531,513
Take-Two Interactive Software, Inc.(1)	522,524	85,704,386
Walt Disney Co. (The)	504,777	59,028,622
		184,264,521
Equity Real Estate Investment Trusts (REITs) — 1.9%
SBA Communications Corp.	649,544	202,358,938
Food Products — 1.6%
Beyond Meat, Inc.(1)	172,650	21,736,635
Mondelez International, Inc., Class A	2,487,416	138,026,714
Vital Farms, Inc.(1)	371,881	13,112,524
		172,875,873
Health Care Equipment and Supplies — 2.8%
Baxter International, Inc.	1,395,753	120,565,144
Boston Scientific Corp.(1)	819,594	31,611,741
Edwards Lifesciences Corp.(1)	629,445	49,354,782
Intuitive Surgical, Inc.(1)	140,941	96,606,599
		298,138,266
Health Care Providers and Services — 2.8%
Quest Diagnostics, Inc.	393,411	49,990,736
UnitedHealth Group, Inc.	809,327	245,048,029
		295,038,765
Hotels, Restaurants and Leisure — 1.9%
Chipotle Mexican Grill, Inc.(1)	77,195	89,172,576
Domino's Pizza, Inc.	171,025	66,119,975

Las Vegas Sands Corp.	1,133,014	49,444,731
		204,737,282
Household Products — 1.9%
Procter & Gamble Co. (The)	1,526,121	200,104,986
Insurance — 0.8%
Progressive Corp. (The)	747,251	67,506,655
Selectquote, Inc.(1)	692,113	12,381,902
		79,888,557
Interactive Media and Services — 10.7%
Alphabet, Inc., Class A(1)	515,718	767,362,598
Facebook, Inc., Class A(1)	1,153,944	292,720,974
Twitter, Inc.(1)	1,760,112	64,068,077
		1,124,151,649
Internet and Direct Marketing Retail — 11.4%
Amazon.com, Inc.(1)	339,025	1,072,905,637
Chewy, Inc., Class A(1)(2)	1,092,655	57,353,461
Expedia Group, Inc.	863,673	69,966,150
		1,200,225,248
IT Services — 9.6%
Fastly, Inc., Class A(1)	633,338	61,110,784
PayPal Holdings, Inc.(1)	1,947,123	381,772,406
VeriSign, Inc.(1)	222,194	47,034,026
Visa, Inc., Class A	2,730,547	519,896,149
		1,009,813,365
Life Sciences Tools and Services — 1.1%
Adaptive Biotechnologies Corp.(1)	803,575	29,989,419
Agilent Technologies, Inc.	338,919	32,648,067
Illumina, Inc.(1)	142,587	54,491,048
		117,128,534
Machinery — 0.5%
Cummins, Inc.	296,754	57,350,678
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	344,874	68,126,410
Pharmaceuticals — 3.1%
Merck & Co., Inc.	1,470,214	117,969,971
Novo Nordisk A/S, B Shares	2,106,956	139,009,931
Zoetis, Inc.	467,026	70,838,504
		327,818,406
Road and Rail — 1.2%
Lyft, Inc., Class A(1)	1,082,669	31,646,415
Union Pacific Corp.	537,731	93,215,669
		124,862,084
Semiconductors and Semiconductor Equipment — 6.7%
Analog Devices, Inc.	559,059	64,207,926
Applied Materials, Inc.	1,165,856	74,999,516
ASML Holding NV	369,355	130,472,431
Broadcom, Inc.	390,024	123,540,102
NVIDIA Corp.	732,504	311,013,873
		704,233,848
Software — 17.4%
Datadog, Inc., Class A(1)	443,324	41,610,391
Microsoft Corp.	6,174,668	1,265,868,687

PagerDuty, Inc.(1)	1,949,874	59,432,159
salesforce.com, Inc.(1)	830,816	161,884,498
Slack Technologies, Inc., Class A(1)	3,209,327	94,835,613
Splunk, Inc.(1)	463,247	97,198,485
Workday, Inc., Class A(1)	119,636	21,644,545
Zendesk, Inc.(1)	1,026,629	93,577,233
		1,836,051,611
Specialty Retail — 1.2%
Home Depot, Inc. (The)	190,972	50,701,156
TJX Cos., Inc. (The)	1,469,333	76,390,623
		127,091,779
Technology Hardware, Storage and Peripherals — 8.6%
Apple, Inc.	2,126,769	903,961,896
Textiles, Apparel and Luxury Goods — 1.4%
NIKE, Inc., Class B	1,547,973	151,097,645
TOTAL COMMON STOCKS (Cost $5,098,061,022)		10,549,588,643
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 2.125%, 9/15/22 - 12/31/22, valued at $5,751,306), in a joint trading account at 0.04%, dated 7/31/20, due 8/3/20 (Delivery value $5,639,570)		5,639,551
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/31/25, valued at $9,203,541), at 0.05%, dated 7/31/20, due 8/3/20 (Delivery value $9,023,038)		9,023,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,554	12,554
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,675,105)		14,675,105
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $45,159,144)	45,159,144	45,159,144
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $5,157,895,271)		10,609,422,892
OTHER ASSETS AND LIABILITIES — (0.6)%		(61,907,475)
TOTAL NET ASSETS — 100.0%		$10,547,515,417

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,319,570	USD	3,792,144	Credit Suisse AG	9/30/20	$122,901
EUR	4,100,645	USD	4,672,849	Credit Suisse AG	9/30/20	163,383
EUR	4,367,007	USD	5,061,335	Credit Suisse AG	9/30/20	89,039
EUR	4,662,183	USD	5,487,903	Credit Suisse AG	9/30/20	10,598
EUR	4,316,837	USD	5,113,163	Credit Suisse AG	9/30/20	(21,959)
USD	122,100,517	EUR	108,189,510	Credit Suisse AG	9/30/20	(5,496,369)
USD	4,091,568	EUR	3,618,151	Credit Suisse AG	9/30/20	(175,618)
USD	3,697,062	EUR	3,238,208	Credit Suisse AG	9/30/20	(122,026)
USD	3,081,517	EUR	2,668,674	Credit Suisse AG	9/30/20	(65,871)
						$(5,495,922)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $64,592,635. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $64,832,800, which includes securities collateral of $19,673,656.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	10,280,106,281	269,482,362	—
Temporary Cash Investments	12,554	14,662,551	—
Temporary Cash Investments - Securities Lending Collateral	45,159,144	—	—
	10,325,277,979	284,144,913	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	385,921	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	5,881,843	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.